Equity Incentive Plan	6 Months Ended
Jun. 30, 2017
Equity Incentive Plan [Abstract]
Equity Incentive Plan:
12. Equity Incentive Plan:

A summary of the status of the Company's non-vested shares as of December 31, 2016 and the movement during the six-month period ended June 30, 2017, is presented below. There were no shares granted and no shares forfeited in the six-month period ended June 30, 2017.
	Number of non-vested shares	Weighted average grant date fair value per non-vested shares
Balance December 31, 2016	0 (225 before the 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits)	$51,187,908.8
Granted	-	-
Vested	-	-
Balance June 30, 2017	0	$51,187,908.8

As of December 31, 2016 and June 30, 2017, there was $2,419 and $1,561, respectively, of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Plan. That cost is expected to be recognized over a period of two years.
The amounts of $1,781 and $857, represent the stock based compensation expense for the six-month periods ended June 30, 2016 and 2017, respectively and are recorded in "General and administrative expenses", in the accompanying unaudited interim condensed consolidated statements of operations. The total fair value of shares vested during the six-month periods ended June 30, 2016 and 2017, was $0.